Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended
		Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Net Revenues
Net interest revenue	[1],[2]	$ 7,610		$ 10,388
Total revenue	[1]	10,812		10,609
Expenses Excluding Interest
Compensation and benefits	[1]	3,156		3,033
Taxes on income	[1]	827		659
Net income	[1],[3]	3,277		2,989
Preferred stock dividends and other	[1]	65		67
Net Income available to common stockholders	[1]	3,212		2,922
Other comprehensive income (loss)	[1],[3]	(1,877)		354
Total comprehensive income	[1],[3]	$ 1,400		$ 3,343
Earnings per common shares outstanding - basic (Canadian dollars)	[1]	$ 1.77		$ 1.61
Earnings per common shares outstanding - diluted (Canadian dollars)	[1]	$ 1.77		$ 1.61
Charles Schwab Corporation [member]
Net Revenues
Net interest revenue			$ 2,357
Asset management and administration fees			1,286
Trading revenue and other			1,798
Total revenue			5,441
Expenses Excluding Interest
Compensation and benefits			1,822
Other			1,697
Total expenses excluding interest			3,519
Income before taxes on income			1,922
Taxes on income			444
Net income			1,478
Preferred stock dividends and other			111
Net Income available to common stockholders			1,367
Other comprehensive income (loss)			(380)
Total comprehensive income			$ 987
Earnings per common shares outstanding - basic (Canadian dollars)			$ 0.74
Earnings per common shares outstanding - diluted (Canadian dollars)			$ 0.74

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes $6,788 million and $8,602 million, for the three months ended January 31, 2021 and January 31, 2020, respectively, which have been calculated based on the effective interest rate method. Refer to Note 20.
[3]	The amounts are net of income tax provisions (recoveries) presented in the following table.